CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2015
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

8.  CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use or to be sold.

The following is a summary of capitalized computer software costs as of March 31, 2014 and 2015:

	Thousands of Yen
	2014	2015
Balance at beginning of year	¥1,319,791	¥1,590,143
Costs capitalized during year	409,702	333,561
Acquisition of TechLaw	—	3,063
Disposal	(140,010)	—
Foreign currency translation adjustments	660	1,339

Balance at end of year	1,590,143	1,928,106
Accumulated amortization, end of year	(661,115)	(965,882)

Capitalized computer software costs—net	¥929,028	¥962,224

Included in the above are capitalized software costs for projects in progress of ¥60,353 thousand and ¥91,089 thousand at March 31, 2014 and 2015, respectively. For the years ended March 31, 2013, 2014 and 2015, the Company recognized amortization expenses related to capitalized software development costs of ¥162,737 thousand, ¥237,886 thousand and ¥302,809 thousand, respectively.

The following table shows the estimated amortization of capitalized computer software costs for the next five years:

Years ending March 31	Thousands of Yen
2016	¥306,626
2017	263,591
2018	178,590
2019	94,205
2020	26,228